Mineral Properties	12 Months Ended
Dec. 31, 2017
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure Of Mineral Properties [Text Block]
12.	Mineral Properties

	December 31 2016	Expenditures Incurred	December 31 2017

Mineral Properties
Keno Hill District Properties
Bellekeno	$8,804	$76	$8,880
Lucky Queen	2,113	130	2,243
Onek	321	16	337
McQuesten (i)	3,814	73	3,886
Silver King	7,154	-	7,154
Flame & Moth	21,966	489	22,455
Bermingham	15,193	8,184	23,377
Elsa Tailings	884	-	884
Other Keno Hill Properties	5,410	-	5,410
Other	190	-	190

Total	$65,849	$8,967	$74,816

	December 31 2015	Expenditures Incurred	December 31 2016

Mineral Properties
Keno Hill District Properties
Bellekeno	$8,833	$(29)	$8,804
Lucky Queen	1,958	155	2,113
Onek	289	32	321
McQuesten(i)	3,794	20	3,814
Silver King	7,154	-	7,154
Flame & Moth	20,912	1,054	21,966
Bermingham	11,059	4,134	15,193
Elsa Tailings	884	-	884
Other Keno Hill Properties	5,410	-	5,410
Other	190	-	190

Total	$60,483	$5,366	$65,849

(i)    Effective May 24, 2017, the Corporation entered into an Option Agreement with Banyan Gold Corp. (“Banyan”) to option up to 100% the McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum of $2,600,000 in exploration expenditures($338,954 incurred),  issue 1,600,000 shares (400,000 shares issued),  pay a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return (“NSR”) royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver. Any payments received are credited against the mineral property.

	Mining Operations Properties	Exploration and Evaluation Properties	Total

December 31, 2017
Cost	$130,387	$70,366	$200,753
Accumulated depletion and write-downs	(118,927)	(7,010)	(125,937)
Net book value	$11,460	$63,356	$74,816

December 31, 2016
Cost	$130,165	$61,621	$191,786
Accumulated depletion and write-downs	(118,927)	(7,010)	(125,937)
Net book value	$11,238	$54,611	$65,849

(a)	Keno Hill District Properties

The Corporation’s mineral interest holdings in the Keno Hill District, located in Canada’s Yukon Territory, are comprised of a number of properties.

The majority of the Corporation’s mineral rights within the Keno Hill District were purchased from the interim receiver of United Keno Hill Mines Limited and UKH Minerals Limited (collectively, “UKHM”) in 2006 and are held by ERDC. As a condition of that purchase, a separate agreement was entered into between Alexco, ERDC, the Government of Canada and the Government of Yukon (the “Subsidiary Agreement”), under which the Government of Canada indemnified ERDC and Alexco from and against all liabilities arising directly or indirectly from the pre-existing environmental condition of the former UKHM mineral rights. The Subsidiary Agreement also provided that ERDC may bring any mine into production on the former UKHM mineral rights by designating a production unit from the mineral rights relevant to that purpose and then assuming responsibility for all costs of the production unit’s water related care and maintenance and water related components of closure reclamation.

Other Subsidiary Agreement terms unchanged by the ARSA include that ERDC is required to pay into a separate reclamation trust a 1.5% net smelter return royalty, to an aggregate maximum of $4 million for all production units, from any future production from the former UKHM mineral rights, commencing once earnings from mining before interest, taxes and depreciation exceed actual exploration costs, to a maximum of $6.2 million, plus actual development and construction capital. That commencement threshold was achieved during the year ended December 31, 2013, and as at December 31, 2017 a total of $37,000 in such royalties had been paid. Additionally, a portion of any future proceeds from sales of the acquired UKHM assets must also be paid into the separate reclamation trust. Also substantially unchanged by the ARSA are the indemnification of pre-existing conditions and the right to bring any mine into production on the former UKHM mineral rights. The rights of the Government of Canada under the Subsidiary Agreement and the ARSA are supported by a general security agreement over all of the assets of ERDC.

The ARSA can be terminated at ERDC’s election should a closure reclamation plan be prepared but not accepted and approved, and at the Governments’ election should ERDC be declared in default under the ARSA.

(b)	Mining Operations on care and maintenance

The Corporation’s historical mining operations reflected production from one mine, Bellekeno, a primary silver mine with lead, zinc and gold by-products. During the second quarter of 2013, both the Lucky Queen and Onek properties were reclassified from exploration and evaluation assets to mining operations assets as a result of the receipt of remaining operating permits, though neither property has as yet been placed into production.

From September 2013, Bellekeno mining operations have been suspended in light of a low silver price environment.

Keno Hill Royalty Encumbrances

As noted above, under the Subsidiary Agreement and unchanged by the ARSA, the former UKHM mineral rights are subject to a 1.5% net smelter return royalty, to an aggregate maximum of $4 million for all production units. Certain of the Corporation’s non-UKHM mineral rights located within or proximal to the McQuesten property are subject to a net smelter return royalty ranging from 0.5% to 2%. Certain other of the non-UKHM mineral rights located within the McQuesten property are subject to a separate net smelter return royalty of 2% all of which are incorporated under the Option Agreement with Banyan. A limited number of the Corporation’s non-UKHM mineral rights located throughout the remainder of the Keno Hill District are subject to net smelter return royalties ranging from 1% to 1.5%.